Document And Entity Information	Nov. 04, 2026
Document Information [Line Items]
Entity, Registrant Name	Vishay Precision Group, Inc.
Document, Type	8-K
Document, Period End Date	Nov. 04, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-34679
Entity, Tax Identification Number	27-0986328
Entity, Address, Address Line One	851 Duportail Road, 2nd Floor
Entity, Address, City or Town	Chesterbrook
Entity, Address, State or Province	PA
Entity, Address, Postal Zip Code	19087
City Area Code	484
Local Phone Number	321-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	VPG
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001487952